Warrants and Share-based Payment	6 Months Ended
Jun. 30, 2018
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Warrants and Share-based Payment

Note 6—Warrants and Share-based Payment

Share-based payment

Ascendis Pharma A/S has established warrant programs, equity-settled share-based payment transactions, as an incentive for all of our employees, members of our Board of Directors and select external consultants.

Warrants are granted by the Board of Directors in accordance with authorizations given to it by the shareholders of Ascendis Pharma A/S. As of June 30, 2018, 6,630,437 warrants had been granted, of which 19,580 warrants have been cancelled, 1,918,670 warrants have been exercised, 2,168 warrants have expired without being exercised, and 210,328 warrants have been forfeited. As of June 30, 2018, our Board of Directors was authorized to grant up to 3,985,875 additional warrants to our employees, board members and select consultants without pre-emptive subscription rights for the shareholders of Ascendis Pharma A/S. Each warrant carries the right to subscribe for one ordinary share of a nominal value of DKK 1. The exercise price is fixed at the fair market value of our ordinary shares at the time of grant as determined by our Board of Directors. The exercise prices of outstanding warrants under our warrant programs range from €6.48 to €60.23 depending on the grant dates. Vested warrants may be exercised in two or four annual exercise periods. Apart from exercise prices and exercise periods, the programs are similar.

Warrant Activity

The following table specifies the warrant activity during the six months ended June 30, 2018:

	Total Warrants	Weighted Average Exercise Price EUR
Outstanding at December 31, 2017	4,621,154	17.62

Granted during the period	189,625	49.34
Exercised during the period	(317,825)	11.16
Forfeited during the period	(13,263)	24.24
Expired during the period	—	—

Outstanding at June 30, 2018	4,479,691	19.40

Vested at the balance sheet date	2,248,000	13.48

Warrant Compensation Costs

Warrant compensation costs are determined with basis in the grant date fair value of the warrants granted and recognized over the vesting period.

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
	(EUR’000)		(EUR’000)
Research and development costs	1,964	1,122	4,349	2,411
General and administrative expenses	2,258	1,183	4,552	2,599

Total warrant compensation costs	4,222	2,305	8,901	5,010